MANAGEMENT AGREEMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
MANAGEMENT AGREEMENT [Abstract]
Monthly payment due to management		$ 16,000
Percentage of working interest in farmout		11.00%
Management fees		$ 160,000